Earnings Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings per share
NOTE 16. EARNINGS PER SHARE
On January 3, 2023, there were approximately 454 million shares of GE HealthCare common stock outstanding, including the 19.9% interest in our outstanding shares of common stock retained by GE following the Distribution. The computation of basic and diluted earnings per common share for all periods through December 31, 2022 was calculated using this same number of common shares outstanding since no GE HealthCare equity awards were outstanding as of the Distribution Date and is net of Net (income) loss attributable to noncontrolling interest which is fully associated with continuing operations.
Earnings Per Share

	For the three months ended March 31
(In millions, except per share amounts)	2023	2022
Numerator:
Net income	$383	$402
Net income attributable to noncontrolling interests	(11)	(13)

Net income attributable to GE HealthCare	372	389
Deemed preferred stock dividend of redeemable noncontrolling interest	(183)	—

Net income attributable to GE HealthCare common stockholders	$189	$389

Denominator:
Basic weighted-average shares outstanding	454	454
Dilutive effect of common stock equivalents	3	—

Diluted weighted-average shares outstanding	457	454

Basic Earnings Per Share	$0.42	$0.86
Diluted Earnings Per Share	$0.41	$0.86

Antidilutive securities (a)	4	—

(a)	Diluted EPS excludes certain shares issuable under stock based compensation plans because the effect would have been antidilutive.